Equity and Other Equity Items - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statements [Line Items]
Number of authorized shares	50,000,000,000	50,000,000,000	50,000,000,000
Retained earnings, available for dividend payments	¥ 18,333,862	¥ 16,723,895
undistributed earnings [Member]
Statements [Line Items]
Retained earnings related to the equity in undistributed earnings of companies accounted for by the equity method	¥ 3,751,118
Treasury shares [Member]
Statements [Line Items]
Shares held in the entity by the entity or its subsidiaries	2,746,057,686	2,840,815,433	2,749,807,731
Top of range [Member] | Capital surplus and retained earnings [Member]
Statements [Line Items]
Percentage of total amount of capital reserve and retained earnings reserves to stated capital	25.00%	25.00%
Bottom of range [Member] | Capital surplus and retained earnings [Member]
Statements [Line Items]
Percentage of distributions from surplus appropriated as capital or retained earnings reserve	10.00%	10.00%